Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		3 Months Ended	9 Months Ended
	Jun. 13, 2012	May 23, 2012	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011
Equity [Abstract]
Stock Issued During Period, Shares, New Issues	8,600,000
Share Price	$ 7.50
Share Price Net Of Discount	$ 7.13
Proceeds from issuance of common Stock	$ 61,300			$ 60,805	$ 118,444
Shares Issued For Investment Warrants		2,000,000
Investment Warrants, Exercise Price		$ 10.50	$ 10.50
Investment Warrants Expiration Date				Jan. 24, 2016